Share-Based Payment Plans - Schedule of Number of Shares Assigned and Outstanding (Details)		12 Months Ended
	Apr. 23, 2021 shares	Dec. 31, 2022 shares € / shares
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	19,425,499
Outstanding shares (shares)		18,544,534
First cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		9,712,750
Outstanding shares (shares)		9,272,267
Unit fair value (in euro per share) | € / shares		€ 2.64
First cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		7,770,200
Outstanding shares (shares)		7,417,814
Unit fair value (in euro per share) | € / shares		€ 3.15
First cycle | Performance Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		1,942,550
Outstanding shares (shares)		1,854,453
Unit fair value (in euro per share) | € / shares		€ 3.15
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		1,751,500
Outstanding shares (shares)		1,659,500
First cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		875,750
Outstanding shares (shares)		829,750
Unit fair value (in euro per share) | € / shares		€ 2.64
First cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		700,600
Outstanding shares (shares)		663,800
Unit fair value (in euro per share) | € / shares		€ 3.15
First cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		175,150
Outstanding shares (shares)		165,950
Unit fair value (in euro per share) | € / shares		€ 3.15
Second Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		15,069,650
Outstanding shares (shares)		14,969,799
Second Cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		7,534,825
Outstanding shares (shares)		7,484,899
Unit fair value (in euro per share) | € / shares		€ 2.43
Second Cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		6,027,860
Outstanding shares (shares)		5,987,920
Unit fair value (in euro per share) | € / shares		€ 2.95
Second Cycle | Performance Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		1,506,965
Outstanding shares (shares)		1,496,980
Unit fair value (in euro per share) | € / shares		€ 2.95
Second Cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		1,646,500
Outstanding shares (shares)		1,611,000
Second Cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		823,250
Outstanding shares (shares)		805,500
Unit fair value (in euro per share) | € / shares		€ 2.43
Second Cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		658,600
Outstanding shares (shares)		644,400
Unit fair value (in euro per share) | € / shares		€ 2.95
Second Cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		164,650
Outstanding shares (shares)		161,100
Unit fair value (in euro per share) | € / shares		€ 2.95